                      MERRILL LYNCH LIFE INSURANCE COMPANY

                      MERRILL LYNCH LIFE VARIABLE ANNUITY
                                SEPARATE ACCOUNT
                       SUPPLEMENT DATED NOVEMBER 24, 2003
                                     TO THE
                                 PROSPECTUS FOR
                       PORTFOLIO PLUS (DATED MAY 1, 2002)

                      ML LIFE INSURANCE COMPANY OF NEW YORK

                        ML OF NEW YORK VARIABLE ANNUITY
                                SEPARATE ACCOUNT
                       SUPPLEMENT DATED NOVEMBER 24, 2003
                                     TO THE
                                PROSPECTUS FOR
                       PORTFOLIO PLUS (DATED MAY 1, 1993)

This supplement describes changes to the Funds available under Portfolio Plus variable annuity contracts (collectively, the "Contracts") issued by Merrill Lynch Life Insurance Company ("MLLIC") and ML Life Insurance Company of New York ("MLLICNY"). Please retain this supplement with your Contract prospectus for future reference.

                                  FUND MERGERS

Effective following the close of business on November 21, 2003, the following Funds were merged:

         - The Mercury International Value V.I. Fund of the Mercury Variable Trust was merged into the Merrill Lynch International Value V.I. Fund of the Merrill Lynch Variable Series Funds, Inc. ("Variable Series Funds").

         - The Merrill Lynch Reserve Assets V.I. Fund of the Variable Series Funds was merged into the Merrill Lynch Domestic Money Market V.I. Fund of the Variable Series Funds.

Any contract value you had in the subaccount corresponding to the Mercury International Value V.I. Fund or the Merrill Lynch Reserve Assets V.I. Fund was automatically invested in Class I shares of the Merrill Lynch International Value V.I. Fund and the Merrill Lynch Domestic Money Market V.I. Fund, respectively, after the mergers. As a result of the mergers, the Merrill Lynch International Value V.I. Fund and the Merrill Lynch Domestic Money Market V.I. Fund became available for the allocation of premiums and investment base under your Contract on November 24, 2003.

The following discussion sets out brief information about the new Funds that are available under your Contract. These Funds are described in more detail in their current prospectuses. These prospectuses describe the investment policies, risks, fees and expenses, and all other aspects of operations, and should be read carefully before investing. THERE IS NO ASSURANCE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES. Additional copies of any Fund's prospectus and statement of additional information, which include detailed information, can be obtained directly without charge by calling the Service Center at (800) 535-5549 or writing the Service Center at P.O. Box 44222, Jacksonville, FL 32231-4222.


                         ADVISORY FEES AND FUND EXPENSES

The Funds pay monthly advisory fees and other expenses. The following Fee Table and Examples help you understand the costs and expenses you will bear, directly or indirectly. The table shows Fund expenses for the year ended December 31, 2002, as a percentage of each Fund's average net assets. (Expenses for the Merrill Lynch International Value V.I. Fund are estimated for the current fiscal year.)

                                         MERRILL LYNCH VARIABLE SERIES FUNDS,
                                                INC. (CLASS I SHARES)
                                        ----------------------------------------
ANNUAL EXPENSES                           MERRILL LYNCH        MERRILL LYNCH
                                          INTERNATIONAL       DOMESTIC MONEY
                                          VALUE V.I.(1)         MARKET V.I.
                                          -------------         -----------

Investment Advisory Fees............          .75%                 .50%
Other Expenses......................          .11%                 .07%
                                              ----                 ----
Total Annual Operating Expenses.....          .86%                 .57%
Expense Reimbursements..............           --                   --%
                                              ----                 ----
Net Expenses........................          .86%                 .57%


EXAMPLES OF CHARGES

If you surrender the Contract at the end of the applicable time period:

       You would pay the following cumulative expenses on each $1,000 invested, assuming a 5% annual return on assets:

                                       1 YEAR               3 YEARS                 5 YEARS               10 YEARS
SUBACCOUNT INVESTING IN:

Merrill Lynch International
Value V.I. Fund.............           $  70                 $ 121                   $ 172                 $ 262

Merrill Lynch Domestic
Money Market V.I. Fund......           $  67                 $ 112                   $ 157                 $ 231


If you annuitize or do not surrender the Contract at the end of the applicable time period:

       You would pay the following cumulative expenses on each $1,000 invested, assuming a 5% annual return on assets:

                                       1 YEAR                3 YEARS                5 YEARS               10 YEARS
SUBACCOUNT INVESTING IN:

Merrill Lynch International
Value V.I. Fund............            $  23                  $  71                  $ 122                 $ 262

Merrill Lynch Domestic
Money Market V.I. Fund....             $  20                  $  62                  $ 107                 $ 231


------------

(1) The Fund is a newly created series of the Variable Series Funds and, therefore, has no operating history.

The Fee Table and Examples include expenses and charges of the variable account as well as the Funds. The Examples also reflect the $30 Contract administration charge as .0743% of average assets.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.


                      INVESTMENT OBJECTIVES AND STRATEGIES

Below we list the investment objectives and strategies for the new Funds. There is no guarantee that any Fund will be able to meet its investment objective.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company. It currently offers Class I shares of certain of its separate investment mutual fund portfolios under your Contract.

Merrill Lynch Investment Managers, L.P. ("MLIM") is the investment adviser to the Variable Series Funds. MLIM, together with its affiliates, Fund Asset Management, L.P., Merrill Lynch Asset Management U.K., Ltd., and Merrill Lynch Investment Managers International Ltd. (all of which may operate under the name "Mercury Advisors"), is a worldwide mutual fund leader, and had a total of $439.6 billion in investment company and other portfolio assets under management as of February, 2003. It is registered as an investment adviser under the Investment Advisers Act of 1940. MLIM is an indirect subsidiary of Merrill Lynch & Co., Inc. MLIM's principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536. As the investment adviser, it is paid fees by these Funds for its services. MLIM and Merrill Lynch Life Agency Inc. have entered into a Reimbursement Agreement that limits the operating expenses paid by each Fund of the Variable Series Funds in a given year to 1.25% of its average net assets.

MERRILL LYNCH INTERNATIONAL VALUE V.I. FUND. The Fund's investment objective is to provide current income and long-term growth of income, accompanied by growth of capital. In investing the Fund's assets, the investment adviser follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus would have a lower price than their true worth.

MERRILL LYNCH DOMESTIC MONEY MARKET V.I. FUND. This Fund seeks to preserve capital, maintain liquidity, and achieve the highest possible current income consistent with the foregoing objectives by investing in short-term domestic money market securities. Although the Domestic Money Market V.I. Fund seeks to preserve capital, it is possible to lose money by investing in this Fund. During extended periods of low interest rates, the yields of the Domestic Money Market V.I. Subaccount also may become extremely low and possibly negative.

                                      * * *

If you have any questions about the mergers, please contact your financial advisor, or call or write the Service Center.